Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 1,553	$ 677
Other comprehensive income, net of tax:
Net unrealized (loss) gain on translation of net investment in foreign operations	(178)	356
Net unrealized gain (loss) on cash flow hedges	34	(34)
Reclassification of net (gain) loss on cash flow hedges to net income	(52)	38
Reclassification of net loss on pensions to net income	9	8
Pension and post-retirement benefits	26	(11)
Other comprehensive (loss) income	(161)	357
Comprehensive income	1,392	1,034
Comprehensive (income) loss attributable to non-controlling interests	(48)	72
Comprehensive income attributable to Magna International Inc.	$ 1,344	$ 1,106